Borrowings - Summary of Borrowings (Parenthetical) (Detail) ¥ in Millions, ₩ in Billions, $ in Billions	Dec. 17, 2018 CNY (¥)	Nov. 29, 2018 CNY (¥)	Oct. 26, 2018 CNY (¥)	Sep. 14, 2018 CNY (¥)	Sep. 12, 2018 CNY (¥)	Jul. 23, 2018 CNY (¥)	Mar. 16, 2018 SGD ($)	Nov. 16, 2017 SGD ($)	Oct. 24, 2016 CNY (¥)	Sep. 28, 2016 KRW (₩)	Jul. 20, 2016 CNY (¥)	Jul. 14, 2016 CNY (¥)	Jun. 15, 2016 CNY (¥)	Mar. 18, 2013 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Carrying amount of related aircraft and buildings pledged as security															¥ 8,391	¥ 8,379
Guaranteed bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing														10
Principal amount of borrowing														¥ 4,800
Interest rate of borrowing														5.05%
Medium-term bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing											P3Y	5	3
Principal amount of borrowing											¥ 1,500	¥ 4,000	¥ 3,000
Interest rate of borrowing											3.00%	3.39%	3.15%
Guaranteed notes [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing										P3Y
Principal amount of borrowing | ₩										₩ 120
Interest rate of borrowing										2.05%
Note [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing										P3Y
Principal amount of borrowing | ₩										₩ 55
Interest rate of borrowing										2.85%
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing								P3Y	P10Y
Principal amount of borrowing								$ 500	¥ 3,000
Interest rate of borrowing								2.80%
Corporate bonds one [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing									P10Y
Principal amount of borrowing									¥ 1,500
Interest rate of borrowing									3.03%
Corporate bonds two [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing									P10Y
Principal amount of borrowing									¥ 1,500
Interest rate of borrowing									3.30%
Short-term debentures [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing	P180D	P180D	P180D	P180D	P252D	P270D
Principal amount of borrowing	¥ 2,000	¥ 2,000	¥ 3,000	¥ 3,000	¥ 2,000	¥ 2,000
Interest rate of borrowing	2.96%	2.99%	3.10%	3.20%	3.65%	3.95%
First series of JPY- denominated credit enhanced bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing							P3Y
Principal amount of borrowing | $							$ 10
Interest rate of borrowing							0.33%
Second series of JPY- denominated credit enhanced bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing							P3Y
Principal amount of borrowing | $							$ 20
Interest rate of borrowing							0.64%
Third series of JPY- denominated credit enhanced bonds [member]
Disclosure of detailed information about borrowings [line items]
Term of borrowing							P3Y
Principal amount of borrowing | $							$ 20
Interest rate of borrowing							0.64%